Segment Information - Reconciliation of Reportable Segment Revenues (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total revenue		$ 170,822	$ 203,457	$ 342,143	$ 401,887
HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Total revenue						$ 821,754	$ 843,363	[1]
Intersegment Eliminations
Segment Reporting [Line Items]
Total revenue		(5,031)	(6,231)	(13,899)	(11,581)
Intersegment Eliminations | HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Total revenue						(26,919)	(15,604)
Operating Segments
Segment Reporting [Line Items]
Total revenue		175,853	209,688	356,042	413,468
Operating Segments | HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Total revenue						848,673	858,967
ESS
Segment Reporting [Line Items]
Total revenue		97,660	125,547	198,350	233,088
ESS | HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Total revenue	[1]					438,553	443,189
ESS | Intersegment Eliminations
Segment Reporting [Line Items]
Total revenue		(2,766)	(2,690)	(8,015)	(4,808)
ESS | Intersegment Eliminations | HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Total revenue						(15,252)	(5,489)
ESS | Operating Segments
Segment Reporting [Line Items]
Total revenue		100,426	128,237	206,365	237,896
ESS | Operating Segments | HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Total revenue						453,805	448,678
PCS
Segment Reporting [Line Items]
Total revenue		73,162	77,910	143,793	168,799
PCS | HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Total revenue	[1]					383,201	400,174
PCS | Intersegment Eliminations
Segment Reporting [Line Items]
Total revenue		(2,265)	(3,541)	(5,884)	(6,773)
PCS | Intersegment Eliminations | HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Total revenue						(11,667)	(10,115)
PCS | Operating Segments
Segment Reporting [Line Items]
Total revenue		$ 75,427	$ 81,451	$ 149,677	$ 175,572
PCS | Operating Segments | HMH Holding BV And Subsidiaries [Member]
Segment Reporting [Line Items]
Total revenue						$ 394,868	$ 410,289

[1]	As the CODM does not regularly review intersegment revenue, it is excluded from the determination of total segment operating income. The CODM uses revenue from external customers to assess performance and allocate resources.